Segment information	12 Months Ended
Mar. 30, 2025
Disclosure of operating segments [abstract]
Segment information	Segment information
The Company has three reportable operating segments: DTC, Wholesale, and Other. The Company measures each reportable operating segment’s performance based on revenue and segment operating income (loss), which is the profit metric utilized by the Company’s chief operating decision maker, the Chairman and Chief Executive Officer, for assessing the performance of operating segments. No single customer contributed 10 per cent or more to the Company’s revenue for the years ended March 30, 2025, March 31, 2024, and April 2, 2023.
As at March 31, 2024, the performance measure for our Other segment was revised to exclude corporate general and administrative expenses; these expenses are now presented as a reconciling item to the Company’s consolidated operating income. This change in segment reporting was made to improve the understanding of financial performance in the Other segment.
Corporate expenses comprises costs that do not occur through the DTC, Wholesale, or Other segments, including the cost of marketing expenditures to build brand awareness across all segments, management overhead costs in support of manufacturing operations, other corporate costs, and foreign exchange gains and losses not specifically associated with segment operations.
The following table presents key performance information of the Company’s reportable operating segments:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Revenue
DTC	998.9	950.7	807.3
Wholesale	260.8	312.3	373.8
Other	88.7	70.8	35.9
Total segment revenue	1,348.4	1,333.8	1,217.0

Operating income
DTC	408.2	387.1	347.4
Wholesale	87.3	114.0	131.2
Other	12.7	14.0	10.5
Total segment operating income	508.2	515.1	489.1
The following table reconciles the Company’s reportable total segment operating income to income before income taxes:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Total segment operating income	508.2	515.1	489.1
Corporate expenses	(344.1)	(390.6)	(341.5)
Total operating income	164.1	124.5	147.6
Net interest, finance and other costs	36.0	48.8	54.1
Income before incomes taxes	128.1	75.7	93.5
The following table summarizes depreciation and amortization in SG&A expenses of each reportable operating segment and depreciation and amortization included in corporate expenses:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Depreciation and amortization expense
DTC	100.6	96.5	81.6
Wholesale	3.6	3.9	3.9
Other	0.9	—	—
Total segment depreciation and amortization expense	105.1	100.4	85.5
Corporate expenses	16.6	15.8	14.9
Total depreciation and amortization expense	121.7	116.2	100.4
Geographic information
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Canada	240.6	246.3	241.0
United States	338.9	324.6	340.2
North America	579.5	570.9	581.2
Greater China[1]	426.5	422.2	287.3
Asia Pacific (excluding Greater China1)	111.3	84.7	66.9
Asia Pacific	537.8	506.9	354.2
EMEA[2]	231.1	256.0	281.6
Total revenue	1,348.4	1,333.8	1,217.0
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.
The Company’s non-current, non-financial assets (comprising of property, plant and equipment, intangible assets and right-of-use assets) are geographically located as follows:

	Year ended
	March 30, 2025	March 31, 2024
	$	$
Canada	202.2	222.1
United States	118.7	140.7
North America	320.9	362.8
Greater China[1]	60.0	63.6
Asia Pacific (excluding Greater China1)	47.5	34.1
Asia Pacific	107.5	97.7
EMEA[2]	145.3	126.2
Non-current, non-financial assets	573.7	586.7
1.Greater China comprises Mainland China, Hong Kong, Macau, and Taiwan.
2.EMEA comprises Europe, the Middle East, Africa, and Latin America.